Long-term incentive plan (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Incentive Plan
Schedule of stock option program

Identification of grant	Shares granted (principal)	Maturity date	Grant Price	Stock balance (principal) at the beginning of the year (Dec 2024)	Shares (principal) granted during 2025	Shares transferred during the year				Paid in cash during the year				Shares canceled (principal) during the year	Balance of shares (principal) at the end of the year (December 2025)
						Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares transferred	Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares paid in cash

2024−2026 Plan 2025 Grant(s)	1,383,956	May/28	R$ 17.22	-	1,383,956	-	-	-	-	-	-	-	-	(261,997)	1,121,959
2024−2026 Plan 2024 Grant(s)	1,226,859	July/27	R$ 18.34	1,142,341	-	(88,693)	(44,360)	(11,012)	(144,065)	-	-	-	-	(169,302)	884,346
2021-2023 Plan 2023 Grant(s)	1,560,993	July/26	R$ 12.60	1,097,732	-	(303,469)	(265,491)	(77,121)	(646,081)	-	-	-	-	(107,175)	687,088
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr/25	R$ 13.23	426,595	-	(403,661)	(253,959)	(111,224)	(768,845)	(11,646)	(6,186)	(3,016)	(20,848)	(11,289)	-
Total				2,666,668	1,383,956	(795,823)	(563,810)	(199,357)	(1,558,991)	(11,646)	(6,186)	(3,016)	(20,848)	(549,763)	2,693,393
Weighted average price of the balance of grants			R$ 16.41

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant	Shares granted (principal)	Maturity date	Grant Price	Stock balance (principal) at the beginning of the year (Dec 2023)	Shares (principal) granted during the year	Shares transferred during the year				Paid in cash during the year				Shares canceled (principal) during the year	Balance of shares (principal) at the end of the year (December 2024)
						Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares transferred	Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares paid in cash
2024−2026 Plan 2024 Grant(s)	1,226,859	July/27	R$ 18.34	-	1,226,859	-	-	-	-	-	-	-	-	(84,518)	1,142,341
2021-2023 Plan 2023 Grant(s)	1,560,993	July /26	R$ 12.60	1,535,604	-	(306,450)	(273,140)	(31,351)	(610,941)	-	-	-	-	(131,422)	1,097,732
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr/25	R$ 13.23	771,302	-	(289,529)	(389,848)	(58,176)	(737,553)	(7,055)	(10,463)	(1,500)	(19,018)	(48,123)	426,595
2021-2023 Plan 2021 Grant(s)	3,431,610	May/24	R$ 12.95	821,942	-	(782,079)	(344,768)	(123,101)	(1,249,948)	(31,177)	(15,312)	(5,080)	(51,569)	(8,686)	-
Total	7,447,174			3,128,848	1,226,859	(1,378,058)	(1,007,756)	(212,628)	(2,598,442)	(38,232)	(25,775)	(6,580)	(70,587)	(272,749)	2,666,668
Weighted average price of the balance of grants			R$ 15.16